Filed under Rule 497(e)

Registration No. 811-3738

VALIC COMPANY I

Small Cap Special Values Fund

(the “Fund”)

Supplement to the Prospectus dated October 1, 2013, as supplemented to date

In the Fund Summary, in the Investment Adviser section, the chart is supplemented with respect to Dreman Value Management, LLC to insert the following information for one new portfolio manager as follows:

Name	Portfolio Manager of the Fund Since	Title

Nelson Woodard	2013	Co-Chief Investment Officer, Managing Director and Portfolio Manager

In the Management section under Investment Sub-Advisers --- Dreman Value Management, LLC, the portfolio manager information with respect to the Fund is supplemented with the following:

    “Mr. Woodard, Co-Chief Investment Officer, Managing Director and Portfolio

Manager, rejoined Dreman Value Management, L.L.C. in 2013 after having been employed with them previously.”

In the Fund Summary, in the Investment Adviser section, the chart is supplemented with respect to Wells Capital Management Incorporated to insert the following information for one new portfolio manager as follows:

Name	Portfolio Manager of the Fund Since	Title

Bryant VanCronkhite	2013	Portfolio Manager

In the Management section under Investment Sub-Advisers --- Wells Capital Management Incorporated, the portfolio manager information with respect to the Fund is supplemented with the following:

“Mr. VanCronkhite, Portfolio Manager and Senior Analyst, joined Wells Capital

  Management in 2004.”

Please retain this supplement for future reference.

All changes reflected herein are effective immediately.

Date:     December 12, 2013

Filed under Rule 497(e)

Registration No. 811-3738

VALIC COMPANY I

Small Cap Special Values Fund

(the “Fund”)

Supplement to the Statement of Additional Information (“SAI”)

dated October 1, 2013, as supplemented to date

Under Portfolio Managers, in the section Other Accounts with regard to Dreman Value Management, LLC (“Dreman”) and Wells Capital Management Incorporated (“WellsCap”), disclosure is hereby supplemented with the following:

Advisers/ Subadviser	Portfolio Managers	Other Accounts (As of November 30, 2013)
		Registered Investment Companies		Pooled Investment Vehicles		Other Accounts

		No. of Accounts	Assets (in $millions)	No. of Accounts	Total Assets (in $millions)	No. of Accounts	Total Assets (in $millions)

Dreman	Nelson Woodard	2	$586.15	0	$0	32	$198.04

WellsCap	Bryant VanCronkhite	4	$2,056	0	$0	5	$246

Please retain this supplement for future reference.

All changes reflected herein are effective immediately.

Date:     December 12, 2013